Cash, Cash Equivalents and Investments - Components of Cash, Cash Equivalents and Investments (Detail) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Cash and Cash Equivalents [Line Items]
Cost Basis	$ 2,363,000,000	$ 1,705,000,000
Unrealized Gains	2,000,000	2,000,000
Unrealized Losses	(9,000,000)	6,000,000
Other-than- temporary Impairment	(3,000,000)	(3,000,000)
Fair Value	2,353,000,000	1,698,000,000
Cash and Cash Equivalents	816,000,000	734,000,000
Short-term Investments	1,443,000,000	644,000,000
Long-term investments	55,000,000	269,000,000
Restricted Cash and Cash Equivalents	39,000,000	51,000,000
Bank balances
Cash and Cash Equivalents [Line Items]
Cost Basis	169,000,000	218,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	169,000,000	218,000,000
Cash and Cash Equivalents	169,000,000	216,000,000
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	2,000,000
Other investments
Cash and Cash Equivalents [Line Items]
Cost Basis	35,000,000	34,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	35,000,000	34,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	35,000,000	34,000,000
Restricted Cash and Cash Equivalents	0	0
Bank Balances and Other Investments [Domain]
Cash and Cash Equivalents [Line Items]
Cost Basis	204,000,000	252,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	204,000,000	252,000,000
Cash and Cash Equivalents	169,000,000	216,000,000
Short-term Investments	0	0
Long-term investments	35,000,000	34,000,000
Restricted Cash and Cash Equivalents	0	2,000,000
Level 1: | Equity securities
Cash and Cash Equivalents [Line Items]
Cost Basis	10,000,000
Unrealized Gains	0
Unrealized Losses	(8,000,000)
Other-than- temporary Impairment	0
Fair Value	2,000,000
Cash and Cash Equivalents	0
Short-term Investments	2,000,000
Long-term investments	0
Restricted Cash and Cash Equivalents	0
Level 1: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis		10,000,000
Unrealized Gains		0
Unrealized Losses		5,000,000
Other-than- temporary Impairment		0
Fair Value		5,000,000
Cash and Cash Equivalents		0
Short-term Investments		5,000,000
Long-term investments		0
Restricted Cash and Cash Equivalents		0
Level 2:
Cash and Cash Equivalents [Line Items]
Cost Basis	2,128,000,000	1,422,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	1,000,000
Other-than- temporary Impairment	0	0
Fair Value	2,127,000,000	1,421,000,000
Cash and Cash Equivalents	647,000,000	518,000,000
Short-term Investments	1,441,000,000	639,000,000
Long-term investments	0	215,000,000
Restricted Cash and Cash Equivalents	39,000,000	49,000,000
Level 2: | Term deposits, certificates of deposits, and GICs
Cash and Cash Equivalents [Line Items]
Cost Basis	332,000,000	242,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	332,000,000	242,000,000
Cash and Cash Equivalents	0	143,000,000
Short-term Investments	293,000,000	50,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	39,000,000	49,000,000
Level 2: | Bankers’ acceptances
Cash and Cash Equivalents [Line Items]
Cost Basis	211,000,000	125,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	211,000,000	125,000,000
Cash and Cash Equivalents	211,000,000	125,000,000
Short-term Investments	0	0
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Commercial paper
Cash and Cash Equivalents [Line Items]
Cost Basis	426,000,000	274,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	426,000,000	274,000,000
Cash and Cash Equivalents	231,000,000	212,000,000
Short-term Investments	195,000,000	62,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Non-U.S. promissory notes
Cash and Cash Equivalents [Line Items]
Cost Basis	227,000,000	117,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	227,000,000	117,000,000
Cash and Cash Equivalents	102,000,000	38,000,000
Short-term Investments	125,000,000	79,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Non-U.S. government sponsored enterprise notes
Cash and Cash Equivalents [Line Items]
Cost Basis	200,000,000	49,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	200,000,000	49,000,000
Cash and Cash Equivalents	15,000,000	0
Short-term Investments	185,000,000	49,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | Non-U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	284,000,000	300,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	284,000,000	300,000,000
Cash and Cash Equivalents	50,000,000	0
Short-term Investments	234,000,000	300,000,000
Long-term investments	0	0
Restricted Cash and Cash Equivalents	0	0
Level 2: | U.S. treasury bills/notes
Cash and Cash Equivalents [Line Items]
Cost Basis	448,000,000	315,000,000
Unrealized Gains	0	0
Unrealized Losses	(1,000,000)	1,000,000
Other-than- temporary Impairment	0	0
Fair Value	447,000,000	314,000,000
Cash and Cash Equivalents	38,000,000	0
Short-term Investments	409,000,000	99,000,000
Long-term investments	0	215,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3:
Cash and Cash Equivalents [Line Items]
Cost Basis	21,000,000	21,000,000
Unrealized Gains	2,000,000	2,000,000
Unrealized Losses	0	0
Other-than- temporary Impairment	(3,000,000)	(3,000,000)
Fair Value	20,000,000	20,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	20,000,000	20,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3: | Corporate notes/bonds
Cash and Cash Equivalents [Line Items]
Cost Basis	1,000,000	1,000,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Other-than- temporary Impairment	0	0
Fair Value	1,000,000	1,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	1,000,000	1,000,000
Restricted Cash and Cash Equivalents	0	0
Level 3: | Auction rate securities
Cash and Cash Equivalents [Line Items]
Cost Basis	20,000,000	20,000,000
Unrealized Gains	2,000,000	2,000,000
Unrealized Losses	0	0
Other-than- temporary Impairment	(3,000,000)	(3,000,000)
Fair Value	19,000,000	19,000,000
Cash and Cash Equivalents	0	0
Short-term Investments	0	0
Long-term investments	19,000,000	19,000,000
Restricted Cash and Cash Equivalents	$ 0	$ 0